Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Summary of Exposure to Foreign Currency Risk
The Group’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

	June 30, 2026		June 30, 2025
	USD	EUR	USD	EUR
Cash in bank	23,447,867	705,824	10,472,161	1,872,038
Short term investment	—	—	12,500,366	—
Forward contract	—	—	—	18,528,000
Trade and other receivables	—	—	—	—
Trade and other payables	(316,172)	(114,611)	(1,777,611)	(25,164)
Other non-current liabilities	(6,461,083)	—	—	—

Summary of Contractual Undiscounted Cash Flows
The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities At June 30, 2026	Less than 12 months $	Between 1 and 5 years $	> 5 years $	Total contractual cash flows $	Carrying Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	13,411,441	—	—	13,411,441	13,411,441
Other non-current liabilities (refer note 18)	—	6,461,083	—	6,461,083	6,461,083
Lease liability	331,715	804,437	—	1,136,152	1,047,526

Total non-derivatives	13,743,156	7,265,520	—	21,008,676	20,920,050

Contractual maturities of financial liabilities At June 30, 2025	Less than 12 months $	Between 1 and 5 years $	> 5 years $	Total contractual cash flows $	Carrying Amount (assets) / liabilities $
Non-Derivatives
Trade and other payables	10,634,558	—	—	10,634,558	10,634,558
Convertible note liability (refer note 19)	1,117,255	—	—	1,117,255	1,104,878
Lease liability	230,499	337,847	—	568,346	520,304

Total non-derivatives	11,982,312	337,847	—	12,320,159	12,259,740

Summary of Financial Assets and Financial Liabilities Measured and Recognized at Fair Value
The following table presents the Group’s financial assets and financial liabilities measured and recognized at fair value at June 30, 2025 on a recurring basis:

At June 30, 2025	Level 1 $	Level 2 $	Level 3 $	Total $
Financial Assets
Short-term investments	62,284,779	—	—	62,284,779
Derivative financial asset	—	9,242	—	9,242

Total financial assets	62,284,779	9,242	—	62,294,021

Financial Liabilities
Convertible note liability	—	—	1,104,878	1,104,878

Total financial liabilities	—	—	1,104,878	1,104,878